Revenue from contracts with customers (Details) - CHF (SFr) SFr in Millions	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 2,640	SFr 2,671
Investment and portfolio management [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	896	892
Other securities business [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	11	12
Underwriting [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	513	470
Brokerage [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	749	810
Other services [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	471	487
Bank
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2,608	2,638
Bank | Investment and portfolio management [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	850	843
Bank | Other securities business [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	21	23
Bank | Underwriting [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	513	470
Bank | Brokerage [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	748	812
Bank | Other services [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 476	SFr 490